Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures
Schedule of financial instruments by level within the fair value hierarchy

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
	(in US$'000)
As at December 31, 2017
Cash and cash equivalents	85,265	—	—	85,265
Short-term investments	273,031	—	—	273,031

As at December 31, 2016
Cash and cash equivalents	79,431	—	—	79,431
Short-term investments	24,270	—	—	24,270